Financial instruments and risk management - Trade receivables (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	$ 31,531,000	$ 21,677,000
Past due 1-30 days	19,209,000	1,814,000
Past due 31-60 days	1,250,000	85,000
More than 61 days	164,000	125,000
Total	52,154,000	23,701,000
Allowance for doubtful accounts	$ 0	$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	15 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days